Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
C000233407
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Conductor Global Equity Value ETF
Without Sales Load [Member] | C000233407
Average Annual Return [Line Items]
Average Annual Return, Percent	18.87%	35.80%	7.92%	8.06%
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	7.75%	31.00%	10.68%	12.25%
MSCI ACWI SMID Value Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World SMID Value Index
Average Annual Return, Percent	12.16%	29.25%	7.58%	8.73%